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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: ____________

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas                  Tulsa, OK                 May 5, 2010
-------------------------------    --------------------      -------------------
[Signature]                        [City, State]             [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total:  $1,549,457
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                              AS OF MARCH 31, 2010

       COLUMN 1       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                            VOTING AUTHORITY
                      TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
    NAME OF ISSUER      CLASS    CUSIP    X $1000  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Unit Corporation      Common   909218109 326,572  7,724,023 SH       Sole                7,724,023
Anadarko Petroleum    Common   032511107 280,614  3,853,000 SH       Sole                3,853,000
BOK Financial         Common   05561Q201 255,955  4,880,919 SH       Sole                4,880,919
Petroleo Brasileiros  Common   71654V408 202,279  4,545,600 SH       Sole                4,545,600
Whiting Petroleum Inc Common   966387102 180,879  2,237,496 SH       Sole                2,237,496
XTO Energy            Common   98385X106 103,191  2,187,175 SH       Sole                2,187,175
EOG Resources         Common   26875P101  95,366  1,026,100 SH       Sole                1,026,100
Sandridge             Common   80007P307  51,359  6,670,000 SH  Call Sole                6,670,000
General Electric      Common   369604103  25,025  1,375,000 SH       Sole                1,375,000
Range Resources       Common   75281A109  24,133    514,900 SH       Sole                  514,900
Continental Resources Common   212015101   3,830     90,000 SH       Sole                   90,000
Apache                Common   037411105     254      2,500 SH       Sole                    2,500